Debt - 2019 Convertible Promissory Notes (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 23, 2020	Dec. 23, 2019	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 19, 2019
Debt
Amount borrowed							$ 3,000
Interest rate (stated)							3.00%
Original debt amount				$ 1,436	$ 34,105
2019 Convertible Promissory Notes
Debt
Amount borrowed					$ 21,600
Interest rate (stated)					10.00%
PIK Interest
Debt
Interest rate (stated)					10.00%
FVO notes
Debt
Amount borrowed				5,500		$ 3,000
Fair value				$ 0
Percentage of outstanding principal and unpaid interest amount payment upon maturity				200.00%
Unpaid interest	$ 5,974
Debt repayment term			1 year
Series C Redeemable Convertible Preferred Stock
Debt
Fair value				$ 4,233
Unpaid interest	$ 1,000
Series C Redeemable Convertible Preferred Stock | 2019 Convertible Promissory Notes
Debt
Original debt amount		$ 16,100
Series C Redeemable Convertible Preferred Stock | PIK Interest
Debt
Original debt amount		$ 971